Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	May 31, 2022	Nov. 30, 2021
Current assets
Cash	$ 1,705,518	$ 4,305,461
Receivables	1,424,468	778,505
Prepaids	222,077	50,644
Acquisition advances	637,088	1,702,882
Total current assets	3,989,151	6,837,492
Restricted cash	54,496	53,937
Investment in content	162,980	40,984
Equipment	404,512	30,312
Intangible assets	5,216,958	3,636,078
Right-of-use assets	208,839	133,984
Goodwill	6,274,356	833,493
Total assets	16,311,292	11,566,280
Current liabilities
Accounts payable and accrued liabilities	3,998,693	2,001,732
Corporate income taxes payable	5,206	5,206
Deferred revenue	963,393	183,994
Current portion of long-term debt	7,161
Current portion of lease liability	103,675	61,703
Total current liabilities	5,078,128	2,252,635
Long-term debt	150,014	158,265
Lease liability	109,437	73,472
Deferred income taxes	925,761	763,120
Derivative liability	2,727,729	1,277,200
Liabilities	8,991,069	4,524,692
SHAREHOLDERS' EQUITY
Share capital	37,325,187	35,102,920
Reserves	3,370,375	3,400,835
Accumulated other comprehensive income	(13,855)
Accumulated deficit	(33,361,484)	(31,462,167)
Total Equity	7,320,223	7,041,588
Total equity and liabilities	$ 16,311,292	$ 11,566,280